PREPAYMENTS ON VESSELS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of prepayments on vessels

	30 June	30 June	31 December
USDm	2026	2025	2025
Cost
Balance as of beginning of period	3,551.1	3,500.9	3,500.9
Additions	190.9	58.6	298.4
Disposals	-5.3	-22.1	-29.7
Transferred from prepayments	53.1	—	3.4
Transferred to assets held for sale	—	-160.4	-221.9
Balance	3,789.8	3,377.0	3,551.1

Depreciation
Balance as of beginning of period	748.3	660.6	660.6
Disposals	-5.3	-22.0	-29.7
Depreciation for the period	117.4	102.6	209.1
Transferred to assets held for sale	—	-67.3	-91.7
Balance	860.4	673.9	748.3

Impairment
Balance as of beginning of period	10.6	13.6	13.6
Transferred to assets held for sale	—	-2.2	-3.0
Balance	10.6	11.4	10.6

Carrying amount	2,918.8	2,691.7	2,792.2

	30 June	30 June	31 December
USDm	2026	2025	2025
Balance as of beginning of period	14.1	—	—
Additions	68.3	—	17.5
Transferred to vessels	-53.1	—	-3.4
Carrying amount	29.3	—	14.1